Submission	Jul. 07, 2025
Submission [Line Items]
Central Index Key	0001812727
Registrant Name	RELIANCE GLOBAL GROUP, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES